SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amounts due from related parties, beginning	$ 3,516,439	$ 2,649,596
Amounts due from related parties, Provided	16,896,831	19,535,129
Amounts due from related parties, Received repayment	(20,319,617)	(18,439,556)
Amounts due from related parties, Exchange rate translation	(93,653)	(228,730)
Amounts due from related parties, ending		3,516,439
Jiancong Cai [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, beginning	645,309	158,877
Amounts due from related parties, Provided		4,136,951
Amounts due from related parties, Received repayment	(628,568)	(3,625,974)
Amounts due from related parties, Exchange rate translation	(16,741)	(24,545)
Amounts due from related parties, ending		645,309
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, beginning	836,320	1,140,443
Amounts due from related parties, Provided	12,261,386	9,140,841
Amounts due from related parties, Received repayment	(13,075,865)	(9,363,654)
Amounts due from related parties, Exchange rate translation	(21,841)	(81,310)
Amounts due from related parties, ending		836,320
Xing Xia [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, beginning	2,034,810	1,282,888
Amounts due from related parties, Provided	4,635,445	6,039,982
Amounts due from related parties, Received repayment	(6,615,184)	(5,169,249)
Amounts due from related parties, Exchange rate translation	(55,071)	(118,811)
Amounts due from related parties, ending		2,034,810
Huajian Xu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, beginning		67,388
Amounts due from related parties, Provided		217,355
Amounts due from related parties, Received repayment		(280,679)
Amounts due from related parties, Exchange rate translation		(4,064)
Amounts due from related parties, ending